Investment Securities (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Credit losses on Non-agency mortgage-backed and other debt securities
Balance at beginning of period	$ 358	$ 335	$ 299
Additions to credit losses due to other-than-temporary impairments
Credit losses on securities not previously considered other-than-temporarily impaired	7	19	94
Decreases in expected cash flows on securities for which other-than-temporary impairment was previously recognized	28	72	148
Total other-than-temporary impairment on debt securities	35	91	242
Other changes in credit losses
Increases in expected cash flows	(21)	(26)	(49)
Realized losses	(73)	(60)	(30)
Credit losses on security sales and securities expected to be sold	(1)		(127)
Other		18
Balance at end of period	$ 298	$ 358	$ 335